SHARE WARRANT OBLIGATIONS - Change in Contract Asset and Share Warrant Obligation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Contract asset
Beginning Balance	$ 13,211,006
Ending Balance	13,221,745	$ 13,211,006
Share warrant obligation
Additions	2,907,226	0
Warrant, Publically Traded
Share warrant obligation
Beginning Balance	13,080,646	19,913,196
Foreign currency translation adjustment	(1,739,613)	(6,975,357)
Fair value adjustment	(29,672)	142,807
Ending Balance	14,218,587	13,080,646
Northern Genesis Acquisition Corp.
Share warrant obligation
Beginning Balance	7,990,648	75,354,490
Foreign currency translation adjustment	(3,453,010)	(66,211,250)
Exercised		348
Fair value adjustment	13,230	(1,152,244)
Ending Balance	4,550,868	7,990,648
Northern Genesis Acquisition Corp. | Warrant, Publically Traded
Share warrant obligation
Beginning Balance	7,075,767	42,961,675
Foreign currency translation adjustment	(3,195,721)	(35,011,131)
Exercised		(348)
Fair value adjustment	14,789	(874,429)
Ending Balance	3,894,835	7,075,767
Northern Genesis Acquisition Corp. | Warrant, Privately Traded
Share warrant obligation
Beginning Balance	914,881	32,392,815
Foreign currency translation adjustment	(257,289)	(31,200,119)
Exercised		0
Fair value adjustment	(1,559)	(277,815)
Ending Balance	656,033	914,881
Amazon Logistics, Inc.
Contract asset
Beginning Balance	13,211,006	14,113,415
Foreign currency translation adjustment	10,739	(902,409)
Ending Balance	13,221,745	13,211,006
Share warrant obligation
Beginning Balance	2,172,269	30,871,444
Foreign currency translation adjustment	(5,609)	(417,596)
Fair value adjustment	(552,273)	(28,281,579)
Ending Balance	$ 1,614,387	$ 2,172,269